UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Scharf ETF
TF | KAT
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Scharf ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://scharfetfs.com/kat/. You can also request this information by contacting us at 1-866-5SCHARF.
Other Material Fund Changes:
Based on a recommendation of Scharf Investments, LLC (the “Adviser”), on March 20, 2025, the Board of Trustees of Advisors Series Trust (the “Board”) approved the reorganization of the Scharf Fund with and into a newly-created exchange-traded fund, the Scharf ETF. After the close of business on August 22, 2025, the reorganization of the Fund took place and began operation as an exchange-traded fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Scharf ETF	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the S&P 500 continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	McKesson Corporation
↑	Oracle Corporation
↑	UnitedHealth Group Incorporated

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	U-Haul Holding Company Series N Non-Voting
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expense, management fees and other expenses were deducted.
Scharf ETF	PAGE 1	TSR-AR-00770X220

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Scharf ETF NAV	6.80	11.12	9.88
S&P 500 TR	17.60	16.47	15.30
Russell 1000 Value Total Return	9.44	13.88	10.72
Visit https://scharfetfs.com/kat/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$785,236,588
Number of Holdings	39
Net Advisory Fee	$3,183,111
Portfolio Turnover	50%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	6.1%
Microsoft Corp.	5.9%
Oracle Corp.	4.8%
Occidental Petroleum Corp.	4.3%
Brookfield Corp.	4.2%
Union Pacific Corp.	4.2%
Novartis AG	4.1%
Visa, Inc.	4.1%
Berkshire Hathaway, Inc.	4.0%
Markel Group, Inc.	4.0%

Top Sectors	(%)
Financials	28.4%
Health Care	22.2%
Information Technology	14.9%
Industrials	12.1%
Communication Services	4.6%
Materials	4.6%
Energy	4.3%
Consumer Staples	4.2%
Consumer Discretionary	2.2%
Cash & Other	2.5%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharfetfs.com/kat/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf ETF	PAGE 2	TSR-AR-00770X220

Scharf Multi-Asset Opportunity Fund
Retail Class | LOGBX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$125	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the S&P 500 continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	McKesson Corporation
↑	Oracle Corporation
↑	Brookfield Corporation

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	U-Haul Holding Company Series N Non-Voting
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expense, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-AR-00770X451

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/21/2016)
Retail Class	8.63	8.76	8.48
S&P 500 TR	17.60	16.47	16.07
Bloomberg US Aggregate Bond Index	2.88	-0.45	1.86
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$50,317,607
Number of Holdings	66
Net Advisory Fee	$218,305
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	5.1%
SPDR Gold Shares	4.3%
Microsoft Corp.	4.3%
Oracle Corp.	3.7%
iShares Silver Trust	3.6%
Brookfield Corp.	3.5%
Berkshire Hathaway, Inc.	3.5%
Tennessee Valley Authority	3.1%
Novartis AG	3.0%
Visa, Inc.	2.9%

Top Sectors	(%)
Financials	21.5%
Health Care	16.3%
Information Technology	12.6%
Industrials	9.1%
Government	8.1%
Consumer Staples	3.3%
Communication Services	3.2%
Utilities	3.1%
Energy	2.8%
Cash & Other	20.0%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 2	TSR-AR-00770X451

Scharf Multi-Asset Opportunity Fund
Institutional Class | LOGOX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the S&P 500 continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	McKesson Corporation
↑	Oracle Corporation
↑	Brookfield Corporation

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	U-Haul Holding Company Series N Non-Voting
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expense, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-AR-00770X808

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.92	9.04	8.20
S&P 500 TR	17.60	16.47	15.30
Bloomberg US Aggregate Bond Index	2.88	-0.45	1.84
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$50,317,607
Number of Holdings	66
Net Advisory Fee	$218,305
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	5.1%
SPDR Gold Shares	4.3%
Microsoft Corp.	4.3%
Oracle Corp.	3.7%
iShares Silver Trust	3.6%
Brookfield Corp.	3.5%
Berkshire Hathaway, Inc.	3.5%
Tennessee Valley Authority	3.1%
Novartis AG	3.0%
Visa, Inc.	2.9%

Top Sectors	(%)
Financials	21.5%
Health Care	16.3%
Information Technology	12.6%
Industrials	9.1%
Government	8.1%
Consumer Staples	3.3%
Communication Services	3.2%
Utilities	3.1%
Energy	2.8%
Cash & Other	20.0%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 2	TSR-AR-00770X808

Scharf Global Opportunity ETF
TF | GKAT
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Scharf Global Opportunity ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://scharfetfs.com/gkat/. You can also request this information by contacting us at 1-866-5SCHARF.
Other Material Fund Changes:
Based on a recommendation of Scharf Investments, LLC (the “Adviser”), on March 20, 2025, the Board of Trustees of Advisors Series Trust (the “Board”) approved the reorganization of the Scharf Global Opportunity Fund with and into a newly-created exchange-traded fund, the Scharf Global Opportunity ETF. After the close of business on August 22, 2025, the reorganization of the Fund took place and began operation as an exchange-traded fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Scharf Global Opportunity ETF	$61	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We continue to emphasize quality, valuation discipline, and mitigate downside risk. The Fund underperformed its broad-based benchmark as speculation and concentration in the MSCI All Country World Index continued to dominate performance for the period. However, history shows that fundamentals eventually reassert themselves. When that rotation occurs—from speculation to profitability, and from momentum to value—we believe our strategy will be well positioned to deliver durable, long-term results.
We believe our focus on company fundamentals enables clients to maintain equity exposure confidently, even amid elevated market valuations. In our view, time in the market, not timing the market, is the foundation of lasting investment success. By investing in high-quality, low-risk businesses with predictable and growing earnings, we apply a disciplined and repeatable process that frequently uncovers overlooked opportunities. While today’s market may favor “story stocks,” we remain confident that, over the long run, earnings fundamentals will prevail.

Top Contributors
↑	Oracle Corporation
↑	McKesson Corporation
↑	Airbus SE Unsponsored ADR

Top Detractors
↓	Centene Corporation
↓	Fiserv, Inc.
↓	Comcast Corporation Class A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expense, management fees and other expenses were deducted.
Scharf Global Opportunity ETF	PAGE 1	TSR-AR-00770X212

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Scharf Global Opportunity ETF NAV	10.87	10.61	10.29
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	11.91
Visit https://scharfetfs.com/gkat/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$127,267,700
Number of Holdings	44
Net Advisory Fee	$45,725
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Sectors	(%)
Health Care	27.3%
Financials	27.2%
Information Technology	13.5%
Industrials	9.5%
Materials	5.2%
Consumer Staples	4.4%
Communication Services	3.9%
Energy	3.2%
Consumer Discretionary	2.9%
Cash & Other	2.9%

Top 10 Issuers	(%)
Brookfield Corp.	6.4%
Franco-Nevada Corp.	5.2%
Samsung Electronics Co. Ltd.	4.9%
McKesson Corp.	4.4%
Union Pacific Corp.	4.2%
Microsoft Corp.	4.0%
Novartis AG	4.0%
Fiserv, Inc.	3.7%
Heineken NV	3.6%
AstraZeneca PLC	3.5%
Geographic Breakdown (%)

Top Ten Countries	(%)
United States	56.9%
United Kingdom	12.0%
Canada	11.6%
Switzerland	7.0%
South Korea	5.0%
Netherlands	4.4%
Japan	2.6%
Argentina	1.3%
Sweden	0.7%
Cash & Other	-1.5%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharfetfs.com/gkat/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Global Opportunity ETF	PAGE 2	TSR-AR-00770X212

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$54,000	$55,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$10,800	$10,800
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Scharf ETF
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity ETF
Core Financial Statements
September 30, 2025

SCHARF ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	36,524	$18,233,146
Beverages - 1.3%
Heineken NV - ADR	256,156	10,008,015
Capital Markets - 7.2%
Brookfield Corp.	477,422	32,741,601
CME Group, Inc.	88,045	23,788,878
		56,530,479
Chemicals - 1.0%
International Flavors & Fragrances, Inc.	124,310	7,650,037
Entertainment - 2.5%
Walt Disney Co.	171,774	19,668,123
Financial Services - 12.0%
Berkshire Hathaway, Inc. - Class B(a)	63,092	31,718,872
Fiserv, Inc.(a)	237,088	30,567,756
Visa, Inc. - Class A	93,823	32,029,296
		94,315,924
Food Products - 2.9%
Hershey Co.	120,016	22,448,993
Ground Transportation - 6.0%
U-Haul Holding Co.	287,236	14,620,312
Union Pacific Corp.	137,892	32,593,532
		47,213,844
Health Care Equipment & Supplies - 2.3%
Smith & Nephew PLC	518,166	9,320,786
Smith & Nephew PLC - ADR	235,930	8,561,900
		17,882,686
Health Care Providers & Services - 9.3%
Centene Corp.(a)	475,840	16,977,971
McKesson Corp.	62,067	47,949,240
UnitedHealth Group, Inc.	22,446	7,750,604
		72,677,815
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.	3,165	17,088,690
Insurance - 9.2%
Aon PLC - Class A	47,545	16,953,596
Chubb Ltd.	85,612	24,163,987
Markel Group, Inc.(a)	16,234	31,029,018
		72,146,601
IT Services - 0.0%(b)
Accenture PLC - Class A	331	81,625

	Shares	Value
Life Sciences Tools & Services - 4.0%
Agilent Technologies, Inc.	120,582	$15,476,700
Thermo Fisher Scientific, Inc.	33,274	16,138,555
		31,615,255
Machinery - 3.8%
Donaldson Co., Inc.	170,520	13,957,062
Otis Worldwide Corp.	175,112	16,010,490
		29,967,552
Media - 2.1%
Comcast Corp. - Class A	529,570	16,639,089
Metals & Mining - 3.6%
Franco-Nevada Corp.	128,553	28,655,749
Oil, Gas & Consumable Fuels - 4.3%
Occidental Petroleum Corp.	717,932	33,922,287
Pharmaceuticals - 6.6%
Novartis AG - ADR	251,228	32,217,479
Zoetis, Inc.	135,647	19,847,869
		52,065,348
Software - 13.0%
Adobe, Inc.(a)	51,200	18,060,800
Microsoft Corp.	89,861	46,543,505
Oracle Corp.	132,634	37,301,986
		101,906,291
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	63,550	3,800,182
TOTAL COMMON STOCKS (Cost $517,968,367)		754,517,731
PREFERRED STOCKS - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co. Ltd., 1.97%	226,948	10,740,421
TOTAL PREFERRED STOCKS (Cost $3,670,298)		10,740,421
EXCHANGE-TRADED FUNDS - 0.9%
iShares Silver Trust(a)	78,176	3,312,317
SPDR Gold MiniShares Trust(a)	52,499	4,013,549
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,581,530)		7,325,866

The accompanying notes are an integral part of these financial statements.

1

SCHARF ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 1.6%
First American Treasury Obligations Fund - Class Z, 3.98%(c)	12,402,142	$12,402,142
TOTAL MONEY MARKET FUNDS (Cost $12,402,142)		12,402,142
TOTAL INVESTMENTS - 100.0% (Cost $539,622,337)		$784,986,160
Other Assets in Excess of Liabilities - 0.0%(b)		250,428
TOTAL NET ASSETS - 100.0%		$785,236,588

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

SCHARF MULTI-ASSET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 68.3%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	1,779	$888,095
Beverages - 1.0%
Heineken N.V.	6,338	494,241
Capital Markets - 5.7%
Brookfield Corp.	26,004	1,783,354
CME Group, Inc.	4,020	1,086,164
		2,869,518
Entertainment - 1.8%
Walt Disney Co.	8,049	921,610
Financial Services - 9.1%
Berkshire Hathaway, Inc. - Class B(a)	3,506	1,762,607
Fiserv, Inc.(a)	10,272	1,324,369
Visa, Inc. - Class A	4,340	1,481,589
		4,568,565
Food Products - 2.0%
Hershey Co.	5,520	1,032,516
Ground Transportation - 4.6%
U-Haul Holding Co.	16,142	821,628
Union Pacific Corp.	6,246	1,476,367
		2,297,995
Health Care Equipment & Supplies - 1.7%
Smith & Nephew PLC	46,400	834,645
Health Care Providers & Services - 7.4%
CVS Health Corp.	7,467	562,937
McKesson Corp.	3,335	2,576,421
UnitedHealth Group, Inc.	1,750	604,275
		3,743,633
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	139	750,498
Insurance - 5.6%
Aon PLC - Class A	2,143	764,151
Chubb Ltd.	2,473	698,004
Markel Group, Inc.(a)	713	1,362,800
		2,824,955
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	5,623	721,712
Thermo Fisher Scientific, Inc.	1,495	725,105
		1,446,817
Machinery - 2.7%
Donaldson Co., Inc.	7,655	626,562
Otis Worldwide Corp.	7,801	713,245
		1,339,807
Media - 1.4%
Comcast Corp. - Class A	22,417	704,342

	Shares	Value
Metals & Mining - 2.5%
Franco-Nevada Corp.	5,571	$1,241,832
Oil, Gas & Consumable Fuels - 2.8%
Occidental Petroleum Corp.	30,005	1,417,736
Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	16
Pharmaceuticals - 4.3%
Novartis AG - ADR	11,926	1,529,390
Zoetis, Inc.	4,430	648,198
		2,177,588
Software - 9.5%
Adobe, Inc.(a)	2,220	783,105
Microsoft Corp.	4,149	2,148,975
Oracle Corp.	6,630	1,864,621
		4,796,701
TOTAL COMMON STOCKS (Cost $21,709,548)		34,351,110
EXCHANGE-TRADED FUNDS - 8.0%
iShares Silver Trust(a)	43,245	1,832,291
SPDR Gold Shares(a)	6,143	2,183,652
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,577,578)		4,015,943
PREFERRED STOCKS - 7.5%
Financial Services - 1.1%
Federal National Mortgage Association, Series S, 8.25%, Perpetual(a)(c)	34,500	572,700
Independent Power and Renewable Electricity Producers - 3.1%
Tennessee Valley Authority
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029(a)	33,100	779,836
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028(a)	32,700	780,222
		1,560,058
Open-End Investment Funds - 0.8%
The GDL Fund Series G Cumulative PFD, 5.20%, 03/26/2027(d)	40,000	400,000
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co. Ltd., 1.97%	26,643	1,260,892
TOTAL PREFERRED STOCKS (Cost $2,928,483)		3,793,650

The accompanying notes are an integral part of these financial statements.

3

SCHARF MULTI-ASSET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - 4.4%
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	$35,000	$35,110
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	129,358
City of San Jose CA, 2.60%, 09/01/2027	175,000	171,432
Los Angeles Unified School District, 5.72%, 05/01/2027	230,000	237,017
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	173,232
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	248,544
State of California
2.65%, 04/01/2026	200,000	198,863
2.38%, 10/01/2026	145,000	143,090
6.00%, 03/01/2030	200,000	215,824
7.50%, 04/01/2034	150,000	176,143
5.13%, 03/01/2038	150,000	152,319
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,636
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	15,005
State of Oregon, 5.05%, 08/01/2043	300,000	300,656
TOTAL MUNICIPAL BONDS (Cost $2,187,141)		2,211,229
CORPORATE BONDS - 4.3%
Beverages - 0.3%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	150,000	149,850
Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	134,807
Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	155,763
Diversified Banking Instruments - 1.7%
Goldman Sachs Group, Inc., 5.20% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	871,742
IT Services - 0.3%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	150,316
Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	558,075

	Par	Value
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	$145,000	$143,354
TOTAL CORPORATE BONDS (Cost $2,040,826)		2,163,907
U.S. TREASURY SECURITIES - 3.7%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	546,489	549,253
United States Treasury Note/Bond
5.00%, 10/31/2025	610,000	610,390
4.63%, 06/30/2026	700,000	704,268
TOTAL U.S. TREASURY SECURITIES (Cost $1,843,985)		1,863,911

	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.0%(b)
Office REITs - 0.0%(b)
Orion Properties, Inc.	1	3
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $18)		3
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%
First American Treasury Obligations Fund - Class Z, 3.98%(e)	1,384,398	1,384,398
TOTAL MONEY MARKET FUNDS (Cost $1,384,398)		1,384,398

	Par
U.S. TREASURY BILLS - 1.4%
0.00%, 01/22/2026(f)	$760,000	750,971
TOTAL U.S. TREASURY BILLS (Cost $750,977)		750,971
TOTAL INVESTMENTS - 100.4% (Cost $34,422,954)		$50,535,122
Liabilities in Excess of Other Assets - (0.4)%		(217,515)
TOTAL NET ASSETS - 100.0%		$50,317,607

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

4

SCHARF MULTI-ASSET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $400,000 or 0.8% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	Zero coupon bonds make no periodic interest payments.
The accompanying notes are an integral part of these financial statements.

5

SCHARF GLOBAL OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 0.7%
Airbus SE - ADR	14,981	$872,194
Banks - 1.3%
Banco Macro SA - ADR	19,965	844,320
Grupo Financiero Galicia SA - ADR	27,686	763,026
		1,607,346
Beverages - 4.4%
Heineken Holding NV	15,473	1,059,994
Heineken NV - ADR	117,117	4,575,761
		5,635,755
Building Products - 0.7%
Assa Abloy AB - Class B	25,782	894,417
Capital Markets - 9.4%
Brookfield Corp.	119,603	8,202,374
CME Group, Inc.	13,990	3,779,958
		11,982,332
Entertainment - 2.8%
Walt Disney Co.	31,192	3,571,484
Financial Services - 8.5%
Berkshire Hathaway, Inc. - Class B(a)	7,657	3,849,480
Fiserv, Inc.(a)	36,836	4,749,265
Visa, Inc. - Class A	6,354	2,169,129
		10,767,874
Ground Transportation - 6.1%
U-Haul Holding Co.	46,583	2,371,075
Union Pacific Corp.	22,849	5,400,818
		7,771,893
Health Care Equipment & Supplies - 3.2%
Smith & Nephew PLC - ADR	78,470	2,847,677
Smith & Nephew PLC	66,898	1,203,363
		4,051,040
Health Care Providers & Services - 8.2%
Centene Corp.(a)	7,652	273,023
CVS Health Corp.	26,973	2,033,494
McKesson Corp.	7,283	5,626,409
UnitedHealth Group, Inc.	7,369	2,544,516
		10,477,442
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	16,787	570,968
Household Durables - 2.5%
Sony Corp. - ADR	111,971	3,223,645
Insurance - 8.0%
Aon PLC - Class A	6,708	2,391,939
Chubb Ltd.	13,752	3,881,502

	Shares	Value
Markel Group, Inc.(a)	1,952	$3,730,975
Sony Financial Group, Inc. - ADR(a)(b)	23,070	128,039
		10,132,455
Life Sciences Tools & Services - 3.5%
Agilent Technologies, Inc.	19,021	2,441,345
Thermo Fisher Scientific, Inc.	4,237	2,055,030
		4,496,375
Machinery - 2.0%
Otis Worldwide Corp.	27,565	2,520,268
Media - 1.1%
Comcast Corp. - Class A	44,063	1,384,459
Metals & Mining - 5.2%
Franco-Nevada Corp.	29,684	6,616,860
Oil, Gas & Consumable Fuels - 3.2%
Occidental Petroleum Corp.	86,030	4,064,918
Pharmaceuticals - 12.4%
AstraZeneca PLC - ADR	58,516	4,489,348
Haleon PLC - ADR	425,103	3,813,174
Novartis AG - ADR	39,327	5,043,294
Zoetis, Inc.	17,073	2,498,121
		15,843,937
Software - 8.5%
Adobe, Inc.(a)	7,450	2,627,988
Microsoft Corp.	9,782	5,066,587
Oracle Corp.	11,185	3,145,669
		10,840,244
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co. Ltd.	82,219	4,916,556
TOTAL COMMON STOCKS (Cost $95,056,614)		122,242,462
EXCHANGE-TRADED FUNDS - 1.9%
iShares Silver Trust(a)	25,597	1,084,545
SPDR Gold MiniShares Trust(a)	17,364	1,327,478
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,810,508)		2,412,023
PREFERRED STOCKS - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd., 1.97%	28,430	1,345,463
TOTAL PREFERRED STOCKS (Cost $558,668)		1,345,463

The accompanying notes are an integral part of these financial statements.

6

SCHARF GLOBAL OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%
First American Treasury Obligations Fund - Class Z, 3.98%(c)	4,068,835	$4,068,835
TOTAL MONEY MARKET FUNDS (Cost $4,068,835)		4,068,835
TOTAL INVESTMENTS - 102.2% (Cost $101,494,625)		$130,068,783
Liabilities in Excess of Other Assets - (2.2)%		(2,801,083)
TOTAL NET ASSETS - 100.0%		$127,267,700

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $128,039 or 0.1% of net assets as of September 30, 2025.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

SCHARF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at September 30, 2025

	Scharf ETF(1)	Scharf Multi-Asset Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $539,622,337 and $34,422,954, respectively)	$784,986,160	$50,535,122
Receivables:
Investments sold	—	521,203
Dividends and interest	444,126	100,522
Dividend tax reclaim	358,496	10,248
Prepaid expenses	3,782	9,408
Total assets	785,792,564	51,176,503
LIABILITIES
Payables:
Investments purchased	—	750,978
Advisory fees	483,177	17,918
Administration and fund accounting fees	27,365	15,928
Audit fees	21,350	22,847
12b-1 distribution fees	—	18,705
Chief Compliance Officer fee	1,875	2,810
Custody fees	6,802	2,769
Directors fees	5,896	7,301
Legal fees	526	1,670
Shareholder servicing fees	—	13,780
Transfer agent fees and expenses	8,401	4,046
Accrued other expenses	584	144
Total liabilities	555,976	858,896
NET ASSETS	$785,236,588	$50,317,607
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$785,236,588	$—
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	13,927,013	—
Net asset value, offering and redemption price per share	$56.38	$—
Institutional Shares
Net assets applicable to shares outstanding	$—	$39,892,894
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	—	1,025,760
Net asset value, offering and redemption price per share	$—	$38.89
Retail Shares
Net assets applicable to shares outstanding	$—	$10,424,713
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	—	268,962
Net asset value, offering and redemption price per share	$—	$38.76
COMPOSITION OF NET ASSETS
Paid-in capital	$545,388,050	$33,033,482
Total distributable earnings	239,848,538	17,284,125
Net assets	$785,236,588	$50,317,607

(1)
The Scharf Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

8

SCHARF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at September 30, 2025(Continued)

Scharf Global Opportunity ETF(1)
ASSETS
Investments in securities, at value (identified cost $101,494,625)	$130,068,783
Receivables:
Investments sold	104,125
Fund shares issued	3,969,790
Dividends and interest	74,845
Dividend tax reclaim	8,830
Prepaid expenses	1,679
Total assets	134,228,052
LIABILITIES
Payables:
Investments purchased	2,887,858
Fund shares redeemed	3,969,790
Audit fees	21,350
Administration and fund accounting fees	6,888
Advisory fees	61,537
Legal fees	521
Chief Compliance Officer fee	1,875
Custody fees	2,571
Transfer agent fees and expenses	1,341
Trustee fees and expenses	5,896
Accrued other expenses	725
Total liabilities	6,960,352
NET ASSETS	$ 127,267,700
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$127,267,700
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,190,038
Net asset value, offering and redemption price per share	$39.90
COMPOSITION OF NET ASSETS
Paid-in capital	$99,184,549
Total distributable earnings	28,083,151
Net assets	$ 127,267,700

(1)
The Scharf Global Opportunity Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

9

SCHARF FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025(1)

	Scharf ETF	Scharf Multi-Asset Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $253,511 and $19,961, respectively)	$6,395,876	$576,587
Interest	270,960	415,033
Total income	6,666,836	991,620
Expenses
Advisory fees (Note 4)	3,575,049	321,213
Shareholder servicing fees - Institutional Class (Note 6)	304,406	35,133
Shareholder servicing fees - Retail Class (Note 6)	2,399	10,380
Administration and fund accounting fees (Note 4)	151,417	61,966
Registration fees	56,731	30,708
Transfer agent fees and expenses (Note 4)	50,275	15,211
Custody fees (Note 4)	45,705	10,991
Miscellaneous expenses	28,767	8,673
Reports to shareholders	25,669	4,006
Trustee fees and expenses	22,651	24,056
Audit fees	21,950	23,447
Chief Compliance Officer fee (Note 4)	10,312	11,248
Insurance expense	9,593	3,384
Legal fees	7,163	8,053
12b-1 distribution fees - Retail Class (Note 5)	5,997	25,952
Interest expense (Note 7)	380	—
Total expenses	4,318,464	594,421
Less: advisory fee waiver (Note 4)	(391,938)	(102,908)
Net expenses	3,926,526	491,513
Net investment income	2,740,310	500,107
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(1,257,653)	905,552
Redemptions in-kind	58,222,880	—
Foreign currency	(4,237)	3,387
Net change in unrealized appreciation/(depreciation) on:
Investments	(22,798,963)	2,732,954
Foreign currency	(772)	(49)
Net realized and unrealized gain on investments and foreign currency	34,161,255	3,641,844
Net Increase in Net Assets Resulting from Operations	$36,901,565	$4,141,951

(1)
The Scharf Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

10

SCHARF FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025(1)(Continued)

Scharf Global Opportunity ETF
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $33,563)	$558,443
Non-cash dividends	118,235
Total income	676,678
EXPENSES
Advisory fees (Note 4)	252,650
Administration and fund accounting fees (Note 4)	37,639
Trustee fees and expenses	22,651
Audit fees	21,700
Registration fees	19,107
Miscellaneous expenses	13,655
Shareholder servicing fees - Institutional Class (Note 6)	12,753
Custody fees (Note 4)	10,624
Chief Compliance Officer fee (Note 4)	10,312
Transfer agent fees and expenses (Note 4)	7,795
Legal fees	7,158
Reports to shareholders	6,462
Insurance expense	3,863
Interest expense (Note 7)	44
Total expenses	426,413
Less: advisory fee waiver and expense reimbursement (Note 4)	(206,925)
Net expenses	219,488
Net investment income	457,190
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(615,059)
Redemptions in-kind	21,443,427
Foreign currency	(4,256)
Net change in unrealized appreciation/(depreciation) on:
Investments	(15,904,962)
Foreign currency	256
Net realized and unrealized gain on investments and foreign currency	4,919,406
Net Increase in Net Assets Resulting from Operations	$5,376,596

(1)
The Scharf Global Opportunity Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

11

Scharf ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025 (1)	2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,740,310	$3,112,391
Net realized gain/(loss) from:
Investments	(1,257,653)	24,716,308
Redemptions in-kind	58,222,880	—
Foreign currency	(4,237)	18,034
Net change in unrealized appreciation/(depreciation) on:
Investments	(22,798,963)	54,827,068
Foreign currency	(772)	1,364
Net increase in net assets resulting from operations	36,901,565	82,675,165
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class shares	(21,326,108)	(33,598,363)
Net dividends and distributions to shareholders - Retail Class shares	(421,412)	(538,833)
Total distributions to shareholders	(21,747,520)	(34,137,196)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	321,808,197	11,914,049
Total increase in net assets	336,962,242	60,452,018
NET ASSETS
Beginning of year	448,274,346	387,822,328
End of year	$ 785,236,588	$448,274,346

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

12

Scharf ETF
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Institutional Class

	Year Ended September 30,
	2025 (1)		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,254,752	$124,443,266	1,194,954	$62,261,804
Proceeds from conversion of Retail Class shares	176,392	9,091,681	—	—
Shares issued on reinvestments of distributions	404,637	21,159,274	685,340	33,259,569
Shares issued in connection with transfer in kind	6,769,050	371,620,845	—	—
Shares redeemed*	(3,571,577)	(195,788,348)	(1,662,785)	(85,966,325)
Net increase	6,033,254	$330,526,718	217,509	$9,555,048
* Net of redemption fees of		$—		$13+

Retail Class**

	Year Ended September 30,
	2025(1)		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,630	$365,960	68,690	$3,602,854
Shares issued on reinvestments of distributions	8,106	421,412	11,131	538,833
Payment for conversion of Retail Class Shares	(176,977)	(9,091,681)	—	—
Shares redeemed	(7,828)	(414,212)	(34,757)	(1,782,686)
Net increase/(decrease)	(170,069)	$(8,718,521)	45,064	$2,359,001

**	Retail Class Shares converted to Institutional Class Shares on December 31, 2024. See Note 1 in the Notes to Financial Statements.
+	For the period October 1, 2023 through January 27, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchase.
(1)
The Scharf Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

13

Scharf Multi-Asset Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$500,107	$593,899
Net realized gain from:
Investments	905,552	2,702,970
Foreign currency	3,387	661
Net change in unrealized appreciation/(depreciation) on:
Investments	2,732,954	5,293,989
Foreign currency	(49)	240
Net increase in net assets resulting from operations	4,141,951	8,591,759
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	(1,907,585)	(3,119,907)
Net dividends and distributions to shareholders - Retail Class	(513,939)	(843,003)
Total distributions to shareholders	(2,421,524)	(3,962,910)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(2,071,132)	(1,054,382)
Total increase/(decrease) in net assets	(350,705)	3,574,467
NET ASSETS
Beginning of year	50,668,312	47,093,845
End of year	$50,317,607	$50,668,312

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

14

Scharf Multi-Asset Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Institutional Class

	Year Ended September 30,
	2025		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	20,314	$738,626	44,637	$1,568,138
Shares issued on reinvestments of distributions	52,478	1,851,410	91,274	3,026,633
Shares redeemed	(98,579)	(3,593,686)	(154,215)	(5,398,267)
Net decrease	(25,787)	$(1,003,650)	(18,304)	$(803,496)

Retail Class

	Year Ended September 30,
	2025		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,600	$97,651	459	$15,592
Shares issued on reinvestments of distributions	14,588	513,939	25,453	843,003
Shares redeemed	(46,876)	(1,679,072)	(31,755)	(1,109,481)
Net decrease	(29,688)	$(1,067,482)	(5,843)	$(250,886)

The accompanying notes are an integral part of these financial statements.

15

Scharf Global Opportunity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025 (1)	2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$457,190	$296,301
Net realized gain/(loss) from:
Investments	(615,059)	727,598
Redemptions in-kind	21,443,427	—
Foreign currency	(4,256)	(1,063)
Net change in unrealized appreciation/(depreciation) on:
Investments	(15,904,962)	4,184,271
Foreign currency	256	241
Net increase in net assets resulting from operations	5,376,596	5,207,348
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,060,518)	(656,740)
Total distributions to shareholders	(1,060,518)	(656,740)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	94,332,448	(1,997,329)
Total increase in net assets	98,648,526	2,553,279
NET ASSETS
Beginning of year	28,619,174	26,065,895
End of year	$ 127,267,700	$28,619,174

(1)
The Scharf Global Opportunity Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(a)	A summary of share transactions is as follows:

	Year Ended September 30,
	2025 (1)		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,175,920	$45,685,900	55,762	$1,859,797
Shares issued on reinvestments of distributions	24,436	886,200	15,701	513,719
Shares issued in connection with transfer in kind	2,355,312	91,692,296	—	—
Shares redeemed	(1,131,406)	(43,931,948)	(130,262)	(4,370,845)
Net increase/(decrease)	2,424,262	$94,332,448	(58,799)	$(1,997,329)

The accompanying notes are an integral part of these financial statements.

16

SCHARF ETF
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a share outstanding throughout each year

	Year Ended September 30,
	2025(1)	2024	2023	2022	2021
Net asset value, beginning of year	$55.60	$49.72	$44.40	$54.78	$46.02
Income from investment operations:
Net investment income^	0.32	0.38	0.36	0.29	0.39
Net realized and unrealized gain/(loss) on investments and foreign currency	3.23	9.97	7.44	(5.26)	10.14
Total from investment operations	3.55	10.35	7.80	(4.97)	10.53
Less distributions:
From net investment income	(0.64)	(0.40)	(0.31)	(0.38)	(0.37)
From net realized gain on investments	(2.13)	(4.07)	(2.17)	(5.03)	(1.40)
Total distributions	(2.77)	(4.47)	(2.48)	(5.41)	(1.77)
Paid-in capital from redemption fees+	—	0.00^#	0.00^#	0.00^#	0.00^#
Net asset value, end of year	$56.38	$55.60	$49.72	$44.40	$54.78
Total return	6.80%	22.13%	17.83%	−10.69%	23.43%
Ratios/supplemental data:
Net assets, end of year (thousands)	$785,237	$438,863	$381,635	$356,162	$328,886
Ratio of expenses to average net assets:
Before fee waivers	0.94%~	0.96%	0.95%	0.94%	0.94%
After fee waivers	0.85%~	0.87%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets:
Before fee waivers	0.51%	0.65%	0.65%	0.48%	0.66%
After fee waivers	0.60%	0.74%	0.74%	0.56%	0.74%
Portfolio turnover rate(2)	50.48%	32.94%	35.49%	22.66%	29.21%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
~	Includes expenses of Retail Class Shares which converted to Institutional Class Shares oon December 31, 2024.
(1)
The Scharf Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. Periods prior to August 22, 2025 reflect the Scharf Fund Institutional Class. As of the date of conversion to an ETF, the Fund dropped the Institutional Class designation. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(2)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

SCHARF MULTI-ASSET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$37.55	$34.29	$31.16	$38.14	$34.01
Income from investment operations:
Net investment income^	0.39	0.45	0.40	0.19	0.28
Net realized and unrealized gain/(loss) on investments and foreign currency	2.77	5.77	3.86	(3.69)	5.18
Total from investment operations	3.16	6.22	4.26	(3.50)	5.46
Less distributions:
From net investment income	(0.45)	(0.45)	(0.22)	(0.30)	(0.31)
From net realized gain on investments	(1.37)	(2.51)	(0.91)	(3.18)	(1.02)
Total distributions	(1.82)	(2.96)	(1.13)	(3.48)	(1.33)
Paid-in capital from redemption fees+	—	—	—	0.00^#	—
Net asset value, end of year	$38.89	$37.55	$34.29	$31.16	$38.14
Total return	8.92%	19.29%	13.81%	−10.48%	16.46%
Ratios/supplemental data:
Net assets, end of year (thousands)	$39,893	$39,490	$36,686	$36,772	$43,738
Ratio of expenses to average net assets:
Before fee waivers	1.15%	1.14%	1.23%	1.43%	1.46%
After fee waivers	0.94%	0.94%	0.95%	0.97%	0.97%
Ratio of net investment income to average net assets:
Before fee waivers	0.85%	1.07%	0.91%	0.08%	0.28%
After fee waivers	1.06%	1.27%	1.19%	0.54%	0.77%
Portfolio turnover rate	29.46%	26.87%	28.37%	20.53%	28.67%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

18

SCHARF MULTI-ASSET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS
For a share outstanding throughout each year

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$37.43	$34.18	$31.05	$38.02	$33.91
Income from investment operations:
Net investment income^	0.30	0.36	0.31	0.09	0.19
Net realized and unrealized gain/(loss) on investments and foreign currency	2.76	5.76	3.85	(3.68)	5.17
Total from investment operations	3.06	6.12	4.16	(3.59)	5.36
Less distributions:
From net investment income	(0.36)	(0.36)	(0.12)	(0.20)	(0.23)
From net realized gain on investments	(1.37)	(2.51)	(0.91)	(3.18)	(1.02)
Total distributions	(1.73)	(2.87)	(1.03)	(3.38)	(1.25)
Paid-in capital from redemption fees+	—	—	—	0.00^#	—
Net asset value, end of year	$38.76	$37.43	$34.18	$31.05	$38.02
Total return	8.63%	19.00%	13.51%	−10.74%	16.18%
Ratios/supplemental data:
Net assets, end of year (thousands)	$10,425	$11,178	$10,408	$10,037	$6,805
Ratio of expenses to average net assets:
Before fee waivers	1.41%	1.40%	1.49%	1.69%	1.72%
After fee waivers	1.20%	1.20%	1.21%	1.23%	1.23%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.60%	0.82%	0.65%	(0.20)%	0.03%
After fee waivers	0.81%	1.02%	0.93%	0.26%	0.52%
Portfolio turnover rate	29.46%	26.87%	28.37%	20.53%	28.67%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

19

SCHARF GLOBAL OPPORTUNITY ETF
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS*
For a share outstanding throughout each year

	Year Ended September 30,
	2025(1)	2024	2023	2022	2021
Net asset value, beginning of year	$37.37	$31.61	$27.06	$36.25	$29.32
Income from investment operations:
Net investment income	0.45^	0.38^	0.35^	0.32^	0.31
Net realized and unrealized gain/(loss) on investments and foreign currency	3.46	6.25	4.53	(5.98)	7.31
Total from investment operations	3.91	6.63	4.88	(5.66)	7.62
Less distributions:
From net investment income	(0.61)	(0.41)	(0.33)	(0.30)	(0.23)
From net realized gain on investments	(0.77)	(0.46)	—	(3.23)	(0.46)
Total distributions	(1.38)	(0.87)	(0.33)	(3.53)	(0.69)
Paid-in capital from redemption fees+	—	—	0.00^#	0.00^#	—
Net asset value, end of year	$39.90	$37.37	$31.61	$27.06	$36.25
Total return	10.87%	21.37%	18.08%	−17.53%	26.33%
Ratios/supplemental data:
Net assets, end of year (thousands)	$127,268	$28,619	$26,066	$20,934	$25,643
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.12%	1.33%	1.44%	1.66%	1.84%
After fee waivers and expense reimbursement	0.58%	0.57%	0.59%	0.65%	0.76%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.66%	0.34%	0.25%	(0.06)%	(0.16)%
After fee waivers and expense reimbursement	1.20%	1.10%	1.10%	0.95%	0.92%
Portfolio turnover rate(2)	57.19%	31.87%	34.13%	29.86%	37.42%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
*	Formerly Retail Class.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
(1)
The Scharf Global Opportunity Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 22, 2025. The periods prior to August 22, 2025 reflect the Scharf Global Opportunity Fund Institutional Class. As of the date of conversion to an ETF the Fund dropped the Institutional Class designation. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(2)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025
NOTE 1 – ORGANIZATION
The Scharf ETF, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity ETF, (each a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Scharf Multi-Asset Opportunity Fund is diversified, and the Scharf ETF and Scharf Global Opportunity ETF are non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Scharf ETF is to seek long-term capital appreciation. The Scharf Fund Institutional Class and Retail Class (the “Predecessor Scharf Fund”) commenced operations on December 30, 2011, and January 28, 2015, respectively, as a traditional open-end mutual fund. At the close of business on December 31, 2024, the Retail Class shares converted to the Institutional Class shares. The Predecessor Scharf Fund was converted to an exchange-traded fund (“ETF”) at the close of business on August 22, 2025, through a reorganization into the Scharf ETF.
The investment objective of the Scharf Global Opportunity ETF is to seek long-term capital appreciation. The Scharf Global Opportunity Fund (the “Predecessor Scharf Global Fund”) commenced operations on October 14, 2014, as a traditional open-end mutual fund. The Predecessor Scharf Global Fund was converted to an exchange-traded fund (“ETF”) at the close of business on August 22, 2025, through a reorganization into the Scharf Global Opportunity ETF.
The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively.
Shares of the Scharf ETF and Scharf Global Opportunity ETF (each, an “ETF”, collectively, the “ETFs”) are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”). Market prices for the shares of the ETFs may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Shares of the ETFs may only be purchased directly from or redeemed directly to the ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The ETFs currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The ETFs charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the ETFs are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The ETFs may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
As part of the reorganization into the Scharf ETF, the ETF received an in-kind contribution from accounts managed by Scharf Investments, LLC (the “Adviser”), which consisted of $371,620,845 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the ETF elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of August 22, 2025 was $243,582,927, resulting in net unrealized appreciation on investments of $128,037,918 as of that date. As a result of the in-kind transaction, the ETF issued 6,769,050 shares at a $54.90 per share net asset value.

21

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
As part of the reorganization into the Scharf Global Opportunity ETF, the ETF received an in-kind contribution from accounts managed by the Adviser, which consisted of $91,692,296 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the ETF elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of August 25, 2025 was $55,239,029, resulting in net unrealized appreciation on investments of $36,453,267 as of that date. As a result of the in-kind transaction, the ETF issued 2,355,312 shares at a $38.93 per share net asset value.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

22

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended September 30, 2025, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Distributable Earnings	Paid-in Capital
Scharf ETF	$(60,357,714)	$60,357,714
Scharf Multi-Asset Opportunity Fund	(71,506)	71,506
Scharf Global Opportunity ETF	(21,668,238)	21,668,238

During the fiscal year ended September 30, 2025, the ETFs realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged ETF shares for securities held by the ETFs rather than for cash. Because such gains or losses are not taxable or deductible to the ETFs, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Realized Gains from In-Kind Redemptions
Scharf ETF	$58,222,880
Scharf Global Opportunity ETF	21,443,427

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Funds no longer charged a redemption fee. Prior to January 28, 2024, the Predecessor Scharf Fund charged a 2.00% redemption fee to shareholders who redeemed shares held for 60 days or less and the Scharf Multi-Asset Opportunity Fund and the Predecessor Scharf Global Fund each charged a 2.00% redemption fee to shareholders who redeemed shares held for 15 days or less. Such fees were retained by the Funds and accounted for as an addition to paid-in capital.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
H.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement

23

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the COO/CCO of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
I.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

24

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At September 30, 2025, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at September 30, 2025.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

25

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2025:
Scharf ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$754,517,731	$—	$—	$754,517,731
Preferred Stocks	10,740,421	—	—	10,740,421
Exchange-Traded Funds	7,325,866	—	—	7,325,866
Money Market Funds	12,402,142	—	—	12,402,142
Total Investments	$784,986,160	$—	$—	$784,986,160

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,351,110	$—	$—	$34,351,110
Exchange-Traded Funds	4,015,943	—	—	4,015,943
Corporate Bonds	—	2,163,907	—	2,163,907
Municipal Bonds	—	2,211,229	—	2,211,229
Preferred Stocks	3,393,650	—	400,000	3,793,650
U.S. Treasury Securities	—	1,863,911	—	1,863,911
Real Estate Investment Trusts	3	—	—	3
Money Market Funds	1,384,398	—	—	1,384,398
U.S. Treasury Bills	—	750,971	—	750,971
Total Investments	$43,145,104	$6,990,018	$400,000	$50,535,122

Level 3 Reconciliation Disclosure

Preferred Stock
Beginning balance as of September 30, 2024	$—
Purchases	400,000
Transfers in at September 30, 2025	—
Ending balance as of September 30, 2025	$400,000

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at September 30, 2025:

$—

The Level 3 investments as of September 30, 2025 represented 0.8% of net assets and is valued at the liquidation price. An increase in the input use would result in an increase in the value of the investment.
Scharf Global Opportunity ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$122,114,423	$—	$128,039	$122,242,462
Exchange-Traded Funds	2,412,023	—	—	2,412,023
Preferred Stocks	1,345,463	—	—	1,345,463
Money Market Funds	4,068,835	—	—	4,068,835
Total Investments	$129,940,744	$—	$128,039	$130,068,783

26

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Level 3 Reconciliation Disclosure

Common Stock
Beginning balance as of September 30, 2024	$—
Purchases	128,039
Transfers in at September 30, 2025	—
Ending balance as of September 30, 2025	$128,039

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at September 30, 2025:

$—

As of the year ended September 30, 2025, the investment did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. Under the investment advisory agreement, the Adviser bears the costs of all advisory and non-advisory services required to operate the Scharf ETF and the Scharf Global Opportunity ETF in exchange for a single unitary management fee. The Scharf ETF, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity ETF pay fees calculated at an annual rate of 0.75%, 0.65%, and 0.59%, respectively, based upon the average daily net assets of each Fund. Prior to the August 22, 2025 conversions, the Predecessor Scharf Fund and Predecessor Scharf Global Fund paid fees calculated and an annual rate of 0.78% and 0.75%, respectively, based upon the average daily net assets of each Fund. For the year ended September 30, 2025, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”) and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.85% of the average daily net assets of the Fund.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Multi-Asset Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended September 30, 2025, the Adviser reduced its fees in the amount of $391,938, $102,908, and $206,925, for the Predecessor Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Predecessor Scharf Global Fund, respectively. Previously waived fees in the Predecessor Scharf Fund and the Predecessor Scharf Global Fund are not eligible for recoupment by the Adviser.

27

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
No amounts were recouped by the Adviser. The expense limitation for the Multi-Asset Opportunity Fund will remain in effect through at least January 27, 2026. The Expense Cap may be terminated only by the Board of the Trust. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Scharf Multi-Asset Opportunity Fund
Year	Amount
9/30/26	$134,869
9/30/27	96,569
9/30/28	102,908
$334,346

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust including the Chief Compliance Officer are employees of Fund Services. Fees paid by the Funds for these services for the year ended September 30, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12B-1 DISTRIBUTION FEES
The Retail Class of the Scharf Multi-Asset Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the retail class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. At the close of business on December 31, 2024, the Predecessor Scharf Fund’s Retail Class shares converted to the Predecessor Scharf Fund’s Institutional Class shares. Therefore, effective January 1, 2025, the Predecessor Scharf Fund was no longer a part of the plan. For the year ended September 30, 2025, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations. The Board approved a Rule 12b-1 plan for the Scharf ETF and the Scharf Global Opportunity ETF, but there are currently no plans to charge 12b-1 fees.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended September 30, 2025, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

28

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
NOTE 7 – LINES OF CREDIT
The Scharf Multi-Asset Opportunity Fund has a secured line of credit in the amount of $5,000,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. Borrowing on the line of credit for the Scharf Multi-Asset Opportunity Fund is limited to 33.33% of unencumbered assets. During the year ended September 30, 2025, Scharf Multi-Asset Opportunity Fund did not draw upon its line of credit.
For the period ended August 20, 2025, the Predecessor Scharf Fund and Predecessor Scharf Global Fund had secured lines of credit in the amounts of $20,000,000 and $2,200,000, respectively. The lines of credit for the Predecessor Scharf Fund and Predecessor Scharf Global Opportunity Fund were terminated on August 20, 2025. Borrowing on the line of credit for the Predecessor Scharf Fund was limited to 33.33% of unencumbered assets and borrowing on the line of credit for the Predecessor Scharf Global Fund was limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. During the period ended August 20, 2025, Predecessor Scharf Fund and Predecessor Scharf Global Fund each drew upon its line of credit.
The Predecessor Scharf Fund utilized the line on two days, had an outstanding average balance of $911,000, a weighted average interest rate of 7.50%, incurred interest expense of $380, and had a maximum amount outstanding of $1,246,000 on August 13, 2025. The Predecessor Scharf Global Fund utilized the line on five days, had an outstanding average balance of $41,200, a weighted average interest rate of 7.63%, incurred interest expense of $44, and had a maximum amount outstanding of $110,000 on December 4, 2024.
At September 30, 2025, the Scharf Multi-Asset Opportunity Fund had no outstanding loan amounts.
NOTE 8 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Scharf ETF	$236,154,952	$272,195,826
Scharf Multi-Asset Opportunity Fund	13,814,441	15,909,347
Scharf Global Opportunity ETF	49,992,908	24,187,443

For the year ended September 30, 2025, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Scharf ETF	$77,748,098	$110,995,939
Scharf Global Opportunity ETF	13,868,161	38,123,881

The Funds made no purchases or sales of U.S. government securities during the year ended September 30, 2025.

29

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Scharf ETF	Scharf Multi-Asset Opportunity Fund	Scharf Global Opportunity ETF
Cost of investments(a)	$545,285,876	$34,387,727	$102,050,248
Gross unrealized appreciation	256,172,449	16,611,041	29,942,949
Gross unrealized depreciation	(16,472,165)	(463,646)	(1,924,414)
Net unrealized appreciation(a)	239,700,284	16,147,395	28,018,535
Net unrealized appreciation on foreign currency	400	37	385
Undistributed ordinary income	277,354	358,634	212,284
Undistributed long-term capital gains	—	623,867	—
Total distributable earnings	277,354	982,501	212,284
Other accumulated gains/(losses)	(129,500)	154,192	(148,053)
Total accumulated earnings/(losses)	$239,848,538	$17,284,125	$28,083,151

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

The tax character of distributions paid during the year ended September 30, 2025 and the year ended September 30, 2024 was as follows:

	September 30, 2025		September 30, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Scharf ETF(a)	$4,934,401	$16,813,119	$3,037,333	$31,099,863
Scharf Multi-Asset Opportunity Fund	577,188	1,844,336	583,831	3,379,079
Scharf Global Opportunity ETF(a)	475,638	584,880	319,928	336,812

(a)
The Fund acquired all of the assets and liabilities of the Predecessor Mutual Fund in a reorganization on August 22, 2025. The Predecessor Mutual Fund’s performance and financial history have been adopted by the Fund and will beused going forward. As a result, the information up to and including August 22, 2025, reflects that of the Predecessor Mutual Fund.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax Year ended September 30, 2025.
At September 30, 2025, the Scharf Global Opportunity ETF had short-term capital loss carryforwards of $117,559. These capital losses may be carried forward indefinitely to offset future gains.
During the year ended September 30, 2025, the Scharf Multi-Asset Opportunity Fund utilized $94,293 in short-term capital loss carryforwards.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The Scharf ETF and the Scharf Global Opportunity ETF did not hold any control ownership positions as ETF's do not have any control ownership. As of September 30, 2025, Scharf Multi-Asset Opportunity Fund’s percentage of control ownership positions greater than 25% was as follows:

Scharf Multi-Asset Opportunity Fund
Charles Schwab & Co., Inc.	87.31%

30

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small-and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Funds. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

31

SCHARF FUNDS
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
NOTE 12 – REPORT OF THE SPECIAL SHAREHOLDER MEETING (Unaudited)
A Special Meeting of shareholders of the Scharf Fund and the Scharf Global Opportunity Fund took place on August 6, 2025, to approve two proposals:
•	PROPOSAL 1 - Scharf Fund – To approve the Agreement and Plan of Reorganization between the Trust, on behalf of the Scharf Fund, and the Trust, on behalf of the Scharf ETF.
•
PROPOSAL 1 – Global Fund – To approve the Agreement and Plan of Reorganization between the Trust, on behalf of the Scharf Global Opportunity Fund, and the Trust, on behalf of the Scharf Global Opportunity ETF.

All Fund shareholders of record at the close of business on May 22, 2025 (the “Record Date”), were entitled to vote. As of the Record Date, the Scharf Fund had 7,850,962 shares outstanding, and the Scharf Global Opportunity ETF had 771,615 shares outstanding. For the Scharf Fund, 4,261,668 shares entitled to vote were present in person or by proxy, and for the Scharf Global Opportunity Fund, 575,701 shares entitled to vote were present in person or by proxy.
With respect to PROPOSAL 1 - Scharf Fund, for the Scharf Fund, of the 4,261,668 shares present in person or by proxy, 4,197,128 shares or 98.49% voted in favor (representing 53.46% of total outstanding shares), 3,592 shares voted against (representing 0.08% of total outstanding shares), and 60,948 shares abstained from voting (representing 0.78% of total outstanding shares).
With respect to PROPOSAL 1 - Global Fund, for the Scharf Global Opportunity Fund, of the 575,701 shares present in person or by proxy, 575,701 shares or 100% voted in favor (representing 74.61% of total outstanding shares). There were no shares voting against or abstaining.
Accordingly, both PROPOSAL 1 – Scharf Fund and PROPOSAL 1 – Global Fund were approved.

32

SCHARF FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Scharf Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Scharf ETF (formerly Scharf Fund), the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity ETF (formerly Scharf Global Opportunity Fund) (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

33

SCHARF FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Refer to information provided within financial statements.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At a meeting held on March 20-21, 2025, the Board (all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) and the Sub-Advisory Agreement between the Trust, the Adviser, and Tidal Investments LLC (the “Sub-Adviser”) (“Sub-Advisory Agreement”; and together with the Advisory Agreement, the “Advisory Agreements”) on behalf of Scharf Guardian Kat ETF and Scharf Guardian Kat Global ETF (each, a “Fund”, and together, the “Funds”), each a new series of the Trust1. At the meeting the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services to be provided by the Adviser and Sub-Adviser to the Funds under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory agreement:
1.
The nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser under the Advisory agreements. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, business continuity plans, and risk management processes. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser and Sub-Adviser. As the Scharf Fund and the Scharf Global Opportunity Fund, each a separate series of the Trust, are being reorganized into the Scharf Guardian Kat ETF and the Sharf Guardian Kat Global ETF, the Board was able to review the historical performance of each predecessor fund. The Board considered the performance history of each predecessor fund.

3.
The costs of the services to be provided by the Adviser and Sub-Adviser and the structure of the Adviser and Sub-Adviser’s fee under the Advisory agreements. In considering the proposed advisory and sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). The Board noted each Fund employed a unitary fee structure whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Funds (except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short,

[1]
Subsequent to this meeting, at the request of Scharf, the Board approved by written consent dated May 6, 2025, to change the names of the proposed new ETFs from Scharf Guardian Kat ETF to Scharf ETF and from Scharf Guardian Kat Global ETF to Scharf Global Opportunity ETF.

34

SCHARF FUNDS
ADDITIONAL INFORMATION(Continued)
taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses, such as litigation expenses and indemnification of the Trustees and officers with respect thereto).
Scharf Guardian Kat ETF: The Board noted that the Fund’s unitary management fee was above the Cohort median and average. The Board noted that the Fund’s overall expense ratio is lower than the overall expense ratio of its predecessor fund.
Scharf Guardian Kat Global ETF: The Board noted that the Fund’s unitary management fee was below the Cohort average and slightly above the Cohort median. The Board noted that the Fund’s overall expense ratio is lower than the overall expense ratio of its predecessor fund.
4.
Economies of Scale. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board discussed the likely overall profitability of the Adviser from managing the Funds. In assessing possible profitability, the Trustees reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Adviser from advising the Funds. The Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Adviser and Sub-Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for each Fund and its shareholders.

35

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/8/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/8/2025

* Print the name and title of each signing officer under his or her signature.